Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Class A Common stock [Member]	Class B Common stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated other comprehensive income [Member]
Beginning Balance at Dec. 31, 2018	$ 398,741			$ 917	$ 398,202	$ (871)	$ 493
Beginning Balance, shares at Dec. 31, 2018				91,737,020
Statement Of Changes In Equity [Line Items]
Distribution of dividends	(135,000)					(135,000)
Net income (loss)	33,940					33,940
Other comprehensive income (Loss)	(181)						(181)
Ending balance at Dec. 31, 2019	297,500		$ 917	$ 917	398,202	(101,931)	312
Ending balance, shares at Dec. 31, 2019			91,737,020	91,737,020
Statement Of Changes In Equity [Line Items]
Net income (loss)	1,515					1,515
Other comprehensive income (Loss)	(224)						(224)
Ending balance at Mar. 31, 2020	298,791		$ 917		398,202	(100,416)	88
Ending balance, shares at Mar. 31, 2020			91,737,020
Beginning Balance at Dec. 31, 2019	297,500		$ 917	$ 917	398,202	(101,931)	312
Beginning Balance, shares at Dec. 31, 2019			91,737,020	91,737,020
Statement Of Changes In Equity [Line Items]
Net income (loss)	9,523
Ending balance at Jun. 30, 2020	308,032		$ 917		398,202	(92,408)	1,321
Ending balance, shares at Jun. 30, 2020			91,737,020
Beginning Balance at Dec. 31, 2019	297,500		$ 917	$ 917	398,202	(101,931)	312
Beginning Balance, shares at Dec. 31, 2019			91,737,020	91,737,020
Statement Of Changes In Equity [Line Items]
Net income (loss)	34,533					34,533
Other comprehensive income (Loss)	3,104						3,104
Ending balance at Dec. 31, 2020	335,137		$ 917	$ 917	398,202	(67,398)	3,416
Ending balance, shares at Dec. 31, 2020			91,737,020	91,737,020
Beginning Balance at Mar. 31, 2020	298,791		$ 917		398,202	(100,416)	88
Beginning Balance, shares at Mar. 31, 2020			91,737,020
Statement Of Changes In Equity [Line Items]
Net income (loss)	8,008					8,008
Other comprehensive income (Loss)	1,233						1,233
Ending balance at Jun. 30, 2020	308,032		$ 917		398,202	(92,408)	1,321
Ending balance, shares at Jun. 30, 2020			91,737,020
Beginning Balance at Dec. 31, 2020	335,137		$ 917	$ 917	398,202	(67,398)	3,416
Beginning Balance, shares at Dec. 31, 2020			91,737,020	91,737,020
Statement Of Changes In Equity [Line Items]
Net income (loss)	16,507					16,507
Other comprehensive income (Loss)	(855)						(855)
Ending balance at Mar. 31, 2021	350,789		$ 917		398,202	(50,891)	2,561
Ending balance, shares at Mar. 31, 2021			91,737,020
Beginning Balance at Dec. 31, 2020	335,137		$ 917	$ 917	398,202	(67,398)	3,416
Beginning Balance, shares at Dec. 31, 2020			91,737,020	91,737,020
Statement Of Changes In Equity [Line Items]
Net income (loss)	(89,436)
Ending balance at Jun. 30, 2021	316,025	$ 152	$ 821		519,817	(206,834)	2,069
Ending balance, shares at Jun. 30, 2021		15,180,000	82,110,174
Beginning Balance at Mar. 31, 2021	350,789		$ 917		398,202	(50,891)	2,561
Beginning Balance, shares at Mar. 31, 2021			91,737,020
Statement Of Changes In Equity [Line Items]
Issuance on Class A Common stock in the initial public offering primary offering, net of underwriters' fees and offering costs	115,900	$ 56			115,844
Issuance on Class A Common stock in the initial public offering primary offering, net of underwriters' fees and offering costs, shares		5,553,154
Conversion of Class B Common stock		$ 96	$ (96)
Conversion of Class B Common stock, shares		9,626,846	(9,626,846)
Stock-based compensation expense	5,771				5,771
Distribution of dividends	(50,000)					(50,000)
Net income (loss)	(105,943)					(105,943)
Other comprehensive income (Loss)	(492)						(492)
Ending balance at Jun. 30, 2021	$ 316,025	$ 152	$ 821		$ 519,817	$ (206,834)	$ 2,069
Ending balance, shares at Jun. 30, 2021		15,180,000	82,110,174